Columbia Dividend Income Fund
First Quarter Report
August 31, 2024 (Unaudited)

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
Columbia Dividend Income Fund, August 31, 2024 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 97.7%
Issuer	Shares	Value ($)
Communication Services 3.6%
Diversified Telecommunication Services 1.4%
AT&T, Inc.	29,349,704	584,059,110
Entertainment 0.7%
Walt Disney Co. (The)	3,198,843	289,111,430
Media 1.5%
Comcast Corp., Class A	16,879,967	667,940,294
Total Communication Services		1,541,110,834
Consumer Discretionary 5.8%
Broadline Retail 0.5%
eBay, Inc.	3,755,052	221,923,573
Distributors 0.5%
Genuine Parts Co.	1,393,942	199,696,131
Hotels, Restaurants & Leisure 1.5%
McDonald’s Corp.	2,274,299	656,499,150
Specialty Retail 3.3%
Home Depot, Inc. (The)	2,577,142	949,676,827
TJX Companies, Inc. (The)	3,750,511	439,822,425
Total		1,389,499,252
Total Consumer Discretionary		2,467,618,106
Consumer Staples 8.7%
Beverages 2.2%
Coca-Cola Co. (The)	8,263,738	598,873,093
PepsiCo, Inc.	1,804,089	311,890,906
Total		910,763,999
Consumer Staples Distribution & Retail 2.5%
Walmart, Inc.	13,889,036	1,072,650,250
Food Products 1.8%
General Mills, Inc.	4,312,495	311,750,263
Mondelez International, Inc., Class A	6,051,744	434,575,737
Total		746,326,000
Household Products 2.2%
Procter & Gamble Co. (The)	5,433,886	932,128,805
Total Consumer Staples		3,661,869,054
Common Stocks (continued)
Issuer	Shares	Value ($)
Energy 7.4%
Oil, Gas & Consumable Fuels 7.4%
Chevron Corp.	5,717,670	845,929,277
ConocoPhillips Co.	2,590,587	294,782,895
EOG Resources, Inc.	4,157,970	535,629,695
Exxon Mobil Corp.	8,571,092	1,010,874,591
Valero Energy Corp.	2,917,943	428,149,776
Total		3,115,366,234
Total Energy		3,115,366,234
Financials 18.4%
Banks 8.2%
Bank of America Corp.	13,265,938	540,586,973
JPMorgan Chase & Co.	7,909,031	1,777,950,169
PNC Financial Services Group, Inc. (The)	2,876,489	532,409,349
Wells Fargo & Co.	10,933,434	639,277,886
Total		3,490,224,377
Capital Markets 5.3%
Bank of New York Mellon Corp. (The)	6,319,798	431,136,620
BlackRock, Inc.	549,090	495,174,853
Blackstone, Inc.	1,363,936	194,169,929
CME Group, Inc.	2,760,260	595,498,492
Morgan Stanley	4,928,234	510,614,325
Total		2,226,594,219
Financial Services 1.5%
Visa, Inc., Class A	2,320,892	641,424,922
Insurance 3.4%
Chubb Ltd.	2,618,075	744,004,554
Marsh & McLennan Companies, Inc.	3,041,146	691,891,126
Total		1,435,895,680
Total Financials		7,794,139,198
Health Care 14.0%
Biotechnology 2.4%
AbbVie, Inc.	5,149,444	1,010,887,352

Columbia Dividend Income Fund  | 2024

Portfolio of Investments  (continued)
Columbia Dividend Income Fund, August 31, 2024 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care Equipment & Supplies 3.0%
Abbott Laboratories	4,875,034	552,195,101
Becton Dickinson & Co.	1,353,308	328,055,392
Medtronic PLC	4,345,577	384,931,211
Total		1,265,181,704
Health Care Providers & Services 4.0%
Elevance Health, Inc.	1,111,973	619,246,644
UnitedHealth Group, Inc.	1,838,419	1,085,034,894
Total		1,704,281,538
Pharmaceuticals 4.6%
Johnson & Johnson	6,949,508	1,152,645,397
Merck & Co., Inc.	6,836,854	809,825,356
Total		1,962,470,753
Total Health Care		5,942,821,347
Industrials 12.8%
Aerospace & Defense 2.4%
Lockheed Martin Corp.	879,138	499,438,298
Northrop Grumman Corp.	998,769	522,565,928
Total		1,022,004,226
Building Products 1.1%
Trane Technologies PLC	1,337,619	483,763,288
Commercial Services & Supplies 0.9%
Waste Management, Inc.	1,749,749	371,016,778
Ground Transportation 1.9%
Union Pacific Corp.	3,209,870	822,015,608
Industrial Conglomerates 1.6%
Honeywell International, Inc.	3,204,685	666,286,058
Machinery 3.3%
Cummins, Inc.	977,417	305,784,908
Illinois Tool Works, Inc.	1,484,893	375,945,210
Parker-Hannifin Corp.	1,165,848	699,741,970
Total		1,381,472,088
Professional Services 1.6%
Automatic Data Processing, Inc.	1,599,204	441,236,376
Booz Allen Hamilton Holding Corp.	1,399,724	222,248,177
Total		663,484,553
Total Industrials		5,410,042,599
Common Stocks (continued)
Issuer	Shares	Value ($)
Information Technology 16.8%
Communications Equipment 1.8%
Cisco Systems, Inc.	14,835,614	749,791,931
Electronic Equipment, Instruments & Components 0.4%
CDW Corp.	874,850	197,401,154
IT Services 3.1%
Accenture PLC, Class A	1,683,526	575,681,715
International Business Machines Corp.	3,623,075	732,332,150
Total		1,308,013,865
Semiconductors & Semiconductor Equipment 8.3%
Analog Devices, Inc.	3,259,325	765,419,883
Broadcom, Inc.	6,574,362	1,070,437,621
KLA Corp.	733,716	601,228,902
Lam Research Corp.	365,012	299,678,502
Microchip Technology, Inc.	4,564,242	374,998,123
Texas Instruments, Inc.	1,843,659	395,169,870
Total		3,506,932,901
Software 3.2%
Microsoft Corp.	3,224,648	1,345,129,667
Total Information Technology		7,107,269,518
Materials 3.2%
Chemicals 2.1%
Linde PLC	1,156,118	552,913,434
PPG Industries, Inc.	2,529,717	328,180,186
Total		881,093,620
Containers & Packaging 1.1%
Avery Dennison Corp.	975,208	216,349,895
Packaging Corp. of America	1,163,312	243,760,396
Total		460,110,291
Total Materials		1,341,203,911
Real Estate 1.6%
Industrial REITs 0.5%
Prologis, Inc.	1,763,051	225,353,179
Residential REITs 0.6%
AvalonBay Communities, Inc.	1,004,039	226,641,723
Columbia Dividend Income Fund  | 2024

Portfolio of Investments  (continued)
Columbia Dividend Income Fund, August 31, 2024 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Specialized REITs 0.5%
Public Storage	620,487	213,273,792
Total Real Estate		665,268,694
Utilities 5.4%
Electric Utilities 3.1%
American Electric Power Co., Inc.	3,015,728	302,417,204
Entergy Corp.	2,644,017	319,106,412
NextEra Energy, Inc.	2,973,000	239,356,230
Southern Co. (The)	5,262,871	454,712,054
Total		1,315,591,900
Multi-Utilities 2.3%
Ameren Corp.	2,409,558	198,812,631
CMS Energy Corp.	2,647,618	179,667,357
DTE Energy Co.	1,168,961	146,143,504
Public Service Enterprise Group, Inc.	2,462,808	198,871,746
WEC Energy Group, Inc.	2,472,369	230,004,488
Total		953,499,726
Total Utilities		2,269,091,626
Total Common Stocks (Cost $24,055,807,521)		41,315,801,121

Money Market Funds 2.1%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 5.521%(a),(b)	904,466,954	904,286,060
Total Money Market Funds (Cost $904,165,852)		904,286,060
Total Investments in Securities (Cost: $24,959,973,373)		42,220,087,181
Other Assets & Liabilities, Net		64,884,580
Net Assets		42,284,971,761
Notes to Portfolio of Investments
(a)	The rate shown is the seven-day current annualized yield at August 31, 2024.
(b)
As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended August 31, 2024 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 5.521%
	720,210,659	1,079,104,556	(895,035,637)	6,482	904,286,060	22,351	9,031,094	904,466,954
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Columbia Dividend Income Fund  | 2024

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1QT139_05_P01_(10/24)